Segments (Segment Table) (Details 1) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) BusinessSegment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Information
Revenue	$ 81,741	$ 92,793	$ 98,367
Pre-tax income from continuing operations	$ 15,945	19,986	20,244
Number of business segments | BusinessSegment	5
Number of business segments to which assets are assigned when ownership is shared between several segments | BusinessSegment	1
Total Segments
Segment Information
Revenue	$ 81,535	92,418	97,889
Cognitive Solutions
Segment Information
Revenue	17,841	19,689	19,887
Global Business Services
Segment Information
Revenue	17,166	19,512	21,210
Technology Services & Cloud Platforms
Segment Information
Revenue	35,142	38,889	39,139
Systems
Segment Information
Revenue	9,547	12,294	15,630
Global Financing
Segment Information
Revenue	1,840	2,034	2,022
Business Segments
Segment Information
Revenue	88,361	99,512	104,830
Pre-tax income from continuing operations	19,602	22,219	23,690
Business Segments | Total Segments
Segment Information
Revenue	88,361	99,512	104,830
Pre-tax income from continuing operations	$ 19,602	$ 22,219	$ 23,690
Revenue year-to-year change (as a percent)	(11.20%)	(5.10%)
Pre-tax income year-to-year change (as a percent)	(11.80%)	(6.20%)
Pre-tax income margin (as a percent)	22.20%	22.30%	22.60%
Business Segments | Cognitive Solutions
Segment Information
Revenue	$ 20,055	$ 21,906	$ 21,919
Pre-tax income from continuing operations	$ 7,245	$ 8,215	$ 8,663
Revenue year-to-year change (as a percent)	(8.40%)	(0.10%)
Pre-tax income year-to-year change (as a percent)	(11.80%)	(5.20%)
Pre-tax income margin (as a percent)	36.10%	37.50%	39.50%
Business Segments | Global Business Services
Segment Information
Revenue	$ 17,664	$ 20,055	$ 21,924
Pre-tax income from continuing operations	$ 2,602	$ 3,347	$ 3,447
Revenue year-to-year change (as a percent)	(11.90%)	(8.50%)
Pre-tax income year-to-year change (as a percent)	(22.30%)	(2.90%)
Pre-tax income margin (as a percent)	14.70%	16.70%	15.70%
Business Segments | Technology Services & Cloud Platforms
Segment Information
Revenue	$ 35,840	$ 39,729	$ 40,104
Pre-tax income from continuing operations	$ 5,669	$ 7,084	$ 7,645
Revenue year-to-year change (as a percent)	(9.80%)	(0.90%)
Pre-tax income year-to-year change (as a percent)	(20.00%)	(7.30%)
Pre-tax income margin (as a percent)	15.80%	17.80%	19.10%
Business Segments | Systems
Segment Information
Revenue	$ 10,325	$ 13,300	$ 16,579
Pre-tax income from continuing operations	$ 1,722	$ 1,384	$ 1,764
Revenue year-to-year change (as a percent)	(22.40%)	(19.80%)
Pre-tax income year-to-year change (as a percent)	24.40%	(21.50%)
Pre-tax income margin (as a percent)	16.70%	10.40%	10.60%
Business Segments | Global Financing
Segment Information
Revenue	$ 4,477	$ 4,522	$ 4,304
Pre-tax income from continuing operations	$ 2,364	$ 2,189	$ 2,171
Revenue year-to-year change (as a percent)	(1.00%)	5.10%
Pre-tax income year-to-year change (as a percent)	8.00%	0.80%
Pre-tax income margin (as a percent)	52.80%	48.40%	50.40%
Internal transactions
Segment Information
Revenue	$ (6,826)	$ (7,093)	$ (6,941)
Pre-tax income from continuing operations	(1,791)	(1,872)	(1,483)
Internal transactions | Total Segments
Segment Information
Revenue	(6,826)	(7,093)	(6,941)
Internal transactions | Cognitive Solutions
Segment Information
Revenue	(2,215)	(2,216)	(2,032)
Internal transactions | Global Business Services
Segment Information
Revenue	(499)	(543)	(714)
Internal transactions | Technology Services & Cloud Platforms
Segment Information
Revenue	(698)	(840)	(965)
Internal transactions | Systems
Segment Information
Revenue	(778)	(1,006)	(949)
Internal transactions | Global Financing
Segment Information
Revenue	$ (2,637)	$ (2,488)	$ (2,282)